Investment Portfolio
(UNAUDITED) | 01.31.2023
CARILLON CLARIVEST CAPITAL APPRECIATION FUND
COMMON STOCKS - 99.8%	Shares	Value
Air freight & logistics - 0.5%
United Parcel Service, Inc., Class B	9,100	$1,685,593
Airlines - 0.6%
United Airlines Holdings, Inc.*	42,500	2,080,800
Automobiles - 3.0%
Harley-Davidson, Inc.	36,100	1,661,683
Tesla, Inc.*	49,600	8,591,712
Beverages - 0.5%
Keurig Dr Pepper, Inc.	44,700	1,577,016
Biotechnology - 2.6%
AbbVie, Inc.	48,800	7,210,200
Vertex Pharmaceuticals, Inc.*	5,100	1,647,810
Building products - 0.6%
Carrier Global Corp.	45,931	2,091,238
Capital markets - 1.5%
State Street Corp.	11,600	1,059,428
The Bank of New York Mellon Corp.	20,400	1,031,628
The Charles Schwab Corp.	38,000	2,941,960
Chemicals - 1.9%
CF Industries Holdings, Inc.	27,100	2,295,370
Olin Corp.	66,800	4,314,612
Communications equipment - 0.6%
Arista Networks, Inc.*	16,200	2,041,524
Diversified consumer services - 0.5%
Service Corp International	22,079	1,637,158
Electronic equipment, instruments & components - 0.8%
Keysight Technologies, Inc.*	16,200	2,905,470
Entertainment - 1.0%
Netflix, Inc.*	9,700	3,432,442
Equity real estate investment trusts (REITs) - 0.6%
Host Hotels & Resorts, Inc.	102,700	1,935,895
Food & staples retailing - 3.4%
BJ's Wholesale Club Holdings, Inc.*	13,900	1,007,333
Costco Wholesale Corp.	8,700	4,446,918
The Kroger Co.	65,100	2,905,413
Wal-Mart, Inc.	21,800	3,136,366
Food products - 0.8%
Archer-Daniels-Midland Co.	20,400	1,690,140
General Mills, Inc.	12,700	995,172
Health care providers & services - 7.4%
Centene Corp.*	49,100	3,743,384
Cigna Corp.	15,800	5,003,386
CVS Health Corp.	53,800	4,746,236
McKesson Corp.	13,100	4,960,708
UnitedHealth Group, Inc.	13,800	6,888,822
Hotels, restaurants & leisure - 0.4%
Expedia Group, Inc.*	10,500	1,200,150
Insurance - 0.6%
MetLife, Inc.	28,900	2,110,278
Interactive media & services - 4.7%
Alphabet, Inc., Class A*	91,280	9,022,115
Alphabet, Inc., Class C*	71,640	7,154,687
Internet & direct marketing retail - 4.3%
Amazon.com, Inc.*	144,100	14,861,033
IT services - 11.2%
Accenture PLC, Class A	11,800	3,292,790
Automatic Data Processing, Inc.	8,000	1,806,480
Block, Inc.*	39,200	3,203,424
Cloudflare, Inc., Class A*	22,600	1,195,766
Fiserv, Inc.*	26,800	2,859,024
Global Payments, Inc.	12,700	1,431,544
MasterCard, Inc., Class A	16,230	6,014,838
MongoDB, Inc.*	5,200	1,113,892
Paychex, Inc.	17,300	2,004,378
PayPal Holdings, Inc.*	32,900	2,681,021
Snowflake, Inc., Class A*	12,200	1,908,568
SS&C Technologies Holdings, Inc.	46,400	2,800,240
Visa, Inc., Class A	25,800	5,939,418
WEX, Inc.*	10,400	1,923,688
Life sciences tools & services - 1.1%
Thermo Fisher Scientific, Inc.	6,500	3,707,145
Machinery - 2.1%
Caterpillar, Inc.	7,800	1,967,862
Cummins, Inc.	13,000	3,244,020
Deere & Co.	3,800	1,606,792
The Timken Co.	6,500	535,275
Media - 0.5%
Omnicom Group, Inc.	21,652	1,861,855
Metals & mining - 0.4%
United States Steel Corp.	44,300	1,262,107
Oil, gas & consumable fuels - 0.9%
APA Corp.	36,500	1,618,045
Marathon Oil Corp.	59,300	1,628,971
Pharmaceuticals - 2.6%
Bristol-Myers Squibb Co.	63,700	4,627,805
Merck & Co., Inc.	38,500	4,135,285
Road & rail - 0.7%
Old Dominion Freight Line, Inc.	7,100	2,366,004
Semiconductors & semiconductor equipment - 10.1%
Advanced Micro Devices, Inc.*	34,900	2,622,735
Broadcom, Inc.	4,200	2,457,042
Enphase Energy, Inc.*	8,800	1,948,144
KLA Corp.	12,600	4,945,248
Lam Research Corp.	6,300	3,150,630
NVIDIA Corp.	54,000	10,549,980
ON Semiconductor Corp.*	31,200	2,291,640
Qorvo, Inc.*	13,700	1,488,642
QUALCOMM, Inc.	38,400	5,115,264
Software - 17.6%
Cadence Design Systems, Inc.*	31,600	5,777,428
Crowdstrike Holdings, Inc., Class A*	7,500	794,250
Datadog, Inc., Class A*	12,400	927,644
Dropbox, Inc., Class A*	74,300	1,725,989
Fortinet, Inc.*	53,900	2,821,126
Intuit, Inc.	4,300	1,817,481
Microsoft Corp.	139,900	34,668,619
Palo Alto Networks, Inc.*	9,900	1,570,536
Salesforce, Inc.*	22,900	3,846,513
Synopsys, Inc.*	17,700	6,261,375
Specialty retail - 3.6%
AutoZone, Inc.*	1,600	3,902,160
Lowe's Cos., Inc.	13,900	2,894,675
The Home Depot, Inc.	17,200	5,575,724
Technology hardware, storage & peripherals - 11.1%
Apple, Inc.	264,164	38,116,224
Trading companies & distributors - 1.6%
United Rentals, Inc.*	12,300	5,423,685
Total common stocks (cost $175,788,437)		341,442,671
Total investment portfolio (cost $175,788,437) - 99.8%		341,442,671
Other assets in excess of liabilities - 0.2%		849,328
Total net assets - 100.0%		$342,291,999

* Non-income producing security

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:

Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

All investments are categorized as Level 1 as of the date of this report.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.